Summary of Significant Accounting Policies - Additional Information (Details) € in Millions, $ in Millions						1 Months Ended				12 Months Ended
	Oct. 31, 2019 USD ($)	Sep. 10, 2019 USD ($)	Jul. 01, 2019 USD ($)	Oct. 12, 2018 USD ($)	Sep. 14, 2018 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2020 USD ($) Obligation Segment	Jun. 30, 2020 AUD ($) Obligation Segment	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Sep. 19, 2019	Aug. 01, 2019	Jun. 21, 2019 EUR (€)	Jan. 14, 2019 USD ($)	Jun. 29, 2018 USD ($)
Disclosure of summary of significant accounting policies
Increase in right-of-use assets			$ 4,700,000
Increase in lease liabilities			5,600,000
Net impact on retained earnings			$ 900,000
Number of operating segment | Segment										1	1
Receipt on non refundable up-front payment upon reaching product regulatory milestone										$ 25,000,000
Revenue recognized from up-front payment as deferred consideration				$ 10,000,000
Annual aggregate turnover of eligible companies description										A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than A$20.0 million. Eligible companies can receive a refundable tax offset for a percentage of their research and development spending. For the years ended June 30, 2020 and 2019, the rate of the refundable tax offset is 43.5%	A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than A$20.0 million. Eligible companies can receive a refundable tax offset for a percentage of their research and development spending. For the years ended June 30, 2020 and 2019, the rate of the refundable tax offset is 43.5%
Percentage of research and development to receive a refundable tax offset										43.50%	43.50%	43.50%
Revenue										$ 32,156,000		$ 16,722,000	$ 17,341,000
Pre Launch Inventory Recognized										$ 8,800,000
Trade and other receivables due for settlement term										60 days	60 days
Borrowings										$ 89,478,000		81,286,000
Borrowings recognized as current liability										32,455,000		14,007,000
Remeasurement of borrowing arrangements within finance gains										1,386,000		376,000
Current liability										90,143,000		44,331,000
Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings										49,900,000		48,226,000
Fixed interest rate [member]
Disclosure of summary of significant accounting policies
Borrowings										49,414,000		33,060,000
Research and Development Tax Incentive
Disclosure of summary of significant accounting policies
Revenue											$ 20.0
Income recognized										0		0
Grunenthal
Disclosure of summary of significant accounting policies
Non-refundable upfront payment received	$ 15,000,000						$ 15,000,000
Milestone payment received						$ 2,500,000
Upfront payment received and allocated							$ 15,000,000
Revenue recognized for right of use license of IP								$ 15,000,000
Revenue recognized relation to patent license agreement		$ 15,000,000										0
Grunenthal | R&D and CMC services
Disclosure of summary of significant accounting policies
Standalone selling price										85,000,000
Grunenthal | Other Development Services
Disclosure of summary of significant accounting policies
Standalone selling price										$ 10,000,000
Grunenthal | IFRS 15
Disclosure of summary of significant accounting policies
Number of performance obligations | Obligation										3	3
Tasly
Disclosure of summary of significant accounting policies
Deferred consideration up-front milestone receivable recognized				$ 20,000,000						$ 20,000,000
Revenue recognized from up-front payment as deferred consideration					$ 10,000,000
J C R Pharmaceuticals Co L T D
Disclosure of summary of significant accounting policies
Revenue recognized relation to patent license agreement										0		1,000,000	$ 1,500,000
Royalties receivable under sales-based milestones										$ 6,600,000		5,000,000
Hercules Capital, Inc.
Disclosure of summary of significant accounting policies
Borrowings, maturity										March 2022	March 2022
Borrowings recognized as current liability										$ 24,300,000
Interest payable										3,600,000
Remeasurement of borrowing arrangements within finance gains										1,300,000		$ 400,000
Hercules Capital, Inc. | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings principal amount									$ 75,000,000
Credit facility, expiration period									4 years
Remaining available borrowings									$ 25,000,000	$ 25,000,000
Borrowings, maturity										March 2022	March 2022
Borrowings recognized as current liability										$ 24,300,000
Borrowings, interest rate	9.70%						9.70%			9.45%		10.45%		9.95%	10.20%
Hercules Capital, Inc. | Floating Interest Rate | Amended Terms of Loan Agreement
Disclosure of summary of significant accounting policies
Borrowings, interest rate										9.70%
Interest payable										$ 3,600,000
Hercules Capital, Inc. | Tranche One
Disclosure of summary of significant accounting policies
Borrowings										50,000,000		$ 50,000,000
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings									35,000,000
Hercules Capital, Inc. | Tranche Two | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings									$ 15,000,000								$ 15,000,000
NovaQuest Capital Management, L.L.C.
Disclosure of summary of significant accounting policies
Interest payable										4,200,000
Remeasurement of borrowing arrangements within finance gains										$ 100,000
Description of repayment of borrowings										If there are no net sales of RYONCIL for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of RYONCIL for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of RYONCIL for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of RYONCIL for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.	If there are no net sales of RYONCIL for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of RYONCIL for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of RYONCIL for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of RYONCIL for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Current liability										$ 4,500,000
Loan administration fee payable, current										300,000
Remeasurement of borrowing arrangements within operating income										$ 800,000		$ 700,000
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure of summary of significant accounting policies
Borrowings principal amount																		$ 40,000,000
Borrowings, maturity										July 2026	July 2026
Borrowings, interest rate																		15.00%
Borrowings, interest rate basis										There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.	There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure of summary of significant accounting policies
Borrowings																		$ 30,000,000
Top of Range
Disclosure of summary of significant accounting policies
Operating leases remaining lease term			12 months
Amount of annual aggregate turnover											$ 20.0
Trade and other payables maturity period										60 days	60 days
Top of Range | Grunenthal | Clinical, Manufacturing, Regulatory and Reimbursement Approval
Disclosure of summary of significant accounting policies
Non-refundable upfront payments receivable										$ 132,500,000
Top of Range | TiGenix NV
Disclosure of summary of significant accounting policies
Milestone revenue relating to non-refundable up-front payment | €																€ 10.0
Bottom of Range
Disclosure of summary of significant accounting policies
Trade and other payables maturity period										30 days	30 days